RAM Small/Mid Cap Fund - Class A | RAM Small/Mid Cap Fund
RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE
The RAM Small/Mid Cap Fund (the “Fund”) seeks to achieve long-term capital appreciation;
current income is a secondary consideration.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the “Choosing a Share Class” section beginning on page 13 of this Prospectus and on page 25 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class A Shares RAM Small/Mid Cap Fund
Maximum Sales Charge (Load) Imposed on Purchases	4.00%
Maximum Contingent Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class A Shares RAM Small/Mid Cap Fund
Management Fees		0.85%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		2.81%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		3.92%
Less: Fee Reductions and Expense Reimbursements	[1]	(2.61%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.31%
[1]	Riazzi Asset Management, LLC has contractually agreed, until April 1, 2012 , to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) of the Fund's Class A shares to an amount not exceeding 1.30% of the average daily net assets allocable to such shares. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) to exceed the foregoing expense limitation. This agreement will terminate automatically if the Fund's investment advisory agreement with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in Class A shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses of the Fund’s Class A shares remain the same, except that the contractual agreement to limit expenses remains in effect only until April 1, 2012 . Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares RAM Small/Mid Cap Fund	528	1,317	2,123	4,215

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in a diversified portfolio of common stocks of small and mid-cap companies. Riazzi Asset Management, LLC (the “Adviser”) defines small and mid-cap companies as companies with market capitalizations between  $100 million and  $8 billion at the time of purchase. The Adviser seeks to identify industries and business models that it believes to be priced at a discount to their true value because they are currently out of favor with the market or they are misunderstood or underestimated by Wall Street. The Adviser generally seeks to purchase small and mid-cap securities believed to have favorable valuation characteristics and opportunities for increased growth.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Stock Market Risk

The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, and fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. At times, the stock markets can be volatile and stock prices can change drastically.

Mid-Cap Company Risk

Investing in mid-cap companies involves greater risk than is customarily associated with larger, more established companies. Mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than larger companies. Due to these and other factors, stocks of mid-cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile than larger capitalization companies.

Small-Cap Company Risk

The risks described above with respect to investing in mid-cap companies are more pronounced for securities of companies with smaller market capitalizations. Investing in small-cap companies involves greater risk than is customarily associated with mid-cap or larger, more established companies. Small-cap companies may have a shorter period of operations and may not be able to raise additional capital as effectively as medium and larger sized companies. Small-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than mid-cap or larger companies. Due to these and other factors, stocks of small-cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile.

Investment Style and Management Risk

The Adviser’s method of security selection may not be successful and the fund may underperform relative to other mutual funds that employ similar investment strategies. The Fund’s value style may go out of favor with investors, negatively impacting the fund’s performance. In addition, the Adviser may select investments that fail to appreciate as anticipated.

PERFORMANCE SUMMARY

The bar chart and performance table that follow provide some indication of the risks and volatility of investing in the Fund by showing the performance of the Fund’s Class A shares for each full calendar year over the life of the Fund and by showing how the average annual total returns of Class A shares compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The impact of sales charges and taxes is not reflected in the bar chart; if reflected, returns would be less than those shown. Updated performance information, current through the most recent month end, is available by calling 1-888-884-8099.

During the period shown in the bar chart, the highest return for a quarter was 17.64% during the quarter ended September 30, 2009 and the lowest return for a quarter was -10.95% during the quarter ended June 30, 2010 .

Average Annual Total Returns for Periods Ended December 31, 2010

The table below shows how the average annual total returns of the Fund’s Class A shares compare with those of the Russell 2500 Value Index. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns RAM Small/Mid Cap Fund	1 Year	Since Inception	Inception Date
Class A Shares	4.69%	19.09%	Dec 22, 2008
Class A Shares - Return After Taxes on Distributions	2.82%	17.71%	Dec 22, 2008
Class A Shares - Return After Taxes on Distributions and Sale of Fund Shares	3.98%	15.90%	Dec 22, 2008
Class A Shares - Russell 2500 Value Index	24.82%	29.39%	Dec 22, 2008

RAM Small/Mid Cap Fund - Class C | RAM Small/Mid Cap Fund
RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE
The RAM Small/Mid Cap Fund (the “Fund”) seeks to achieve long-term capital appreciation;
current income is a secondary consideration.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class C shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class C Shares RAM Small/Mid Cap Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Contingent Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class C Shares RAM Small/Mid Cap Fund
Management Fees		0.85%
Distribution and/or Service (12b-1) Fees		1.00%
Other Expenses	[1]	2.81%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		4.67%
Less: Fee Reductions and Expense Reimbursements	[2]	(2.61%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		2.06%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Riazzi Asset Management, LLC has contractually agreed, until April 1, 2012, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) of the Fund's Class C shares to an amount not exceeding 2.05% of the average daily net assets allocable to such shares. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) to exceed the foregoing expense limitation. This agreement will terminate automatically if the Fund's investment advisory agreement with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in Class C shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class C shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses of the Fund’s Class C shares remain the same, except that the contractual agreement to limit expenses remains in effect only until April 1, 2012 . Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class C Shares RAM Small/Mid Cap Fund	209	1,174	2,145	4,600

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in a diversified portfolio of common stocks of small and mid-cap companies. Riazzi Asset Management, LLC (the “Adviser”) defines small and mid-cap companies as companies with market capitalizations between  $100 million and  $8 billion at the time of purchase. The Adviser seeks to identify industries and business models that it believes to be priced at a discount to their true value because they are currently out of favor with the market or they are misunderstood or underestimated by Wall Street. The Adviser generally seeks to purchase small and mid-cap securities believed to have favorable valuation characteristics and opportunities for increased growth.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Stock Market Risk

The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, and fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. At times, the stock markets can be volatile and stock prices can change drastically.

Mid-Cap Company Risk

Investing in mid-cap companies involves greater risk than is customarily associated with larger, more established companies. Mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than larger companies. Due to these and other factors, stocks of mid-cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile than larger capitalization companies.

Small-Cap Company Risk

The risks described above with respect to investing in mid-cap companies are more pronounced for securities of companies with smaller market capitalizations. Investing in small-cap companies involves greater risk than is customarily associated with mid-cap or larger, more established companies. Small-cap companies may have a shorter period of operations and may not be able to raise additional capital as effectively as medium and larger sized companies. Small-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than mid-cap or larger companies. Due to these and other factors, stocks of small-cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile.

Investment Style and Management Risk

The Adviser’s method of security selection may not be successful and the fund may underperform relative to other mutual funds that employ similar investment strategies. The Fund’s value style may go out of favor with investors, negatively impacting the fund’s performance. In addition, the Adviser may select investments that fail to appreciate as anticipated.

PERFORMANCE SUMMARY

The bar chart and performance table that follow provide some indication of the risks and volatility of investing in the Fund by showing the performance of the Fund’s Class A shares for each full calendar year over the life of the Fund and by showing how the average annual total returns of Class A shares compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The impact of sales charges and taxes is not reflected in the bar chart; if reflected, returns would be less than those shown. Updated performance information, current through the most recent month end, is available by calling 1-888-884-8099.

Class A Performance*

During the period shown in the bar chart, the highest return for a quarter was 17.64% during the quarter ended September 30, 2009 and the lowest return for a quarter was -10.95% during the quarter ended June 30, 2010 .

*	Class C shares of the Fund have not commenced operations as of the date of this Prospectus and therefore have no performance history to report. The returns above are for Class A shares, which are not offered in this Prospectus, but would have substantially similar returns because Class C shares are invested in the same portfolio of securities. The annual returns of Class C shares would differ from the performance of Class A shares only to the extent that the Classes do not have the same expenses or inception dates.

Average Annual Total Returns for Periods Ended December 31, 2010

The table below shows how the average annual total returns of the Fund’s Class A shares compare with those of the Russell 2500 Value Index. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns RAM Small/Mid Cap Fund	1 Year	Since Inception	Inception Date
Class A Shares	4.69%	19.09%	Dec 22, 2008
Class A Shares - Return After Taxes on Distributions	2.82%	17.71%	Dec 22, 2008
Class A Shares - Return After Taxes on Distributions and Sale of Fund Shares	3.98%	15.90%	Dec 22, 2008
Class A Shares - Russell 2500 Value Index	24.82%	29.39%	Dec 22, 2008

RAM Small/Mid Cap Fund - Class I | RAM Small/Mid Cap Fund
RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE
The RAM Small/Mid Cap Fund (the “Fund”) seeks to achieve long-term capital appreciation;
current income is a secondary consideration.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class I Shares RAM Small/Mid Cap Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Contingent Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class I Shares RAM Small/Mid Cap Fund
Management Fees		0.85%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		2.06%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		2.92%
Less: Fee Reductions and Expense Reimbursements	[1]	(1.86%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.06%
[1]	Riazzi Asset Management, LLC has contractually agreed, until April 1, 2012, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) of the Fund's Class I shares to an amount not exceeding 1.05% of the average daily net assets allocable to such shares. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) to exceed the foregoing expense limitation. This agreement will terminate automatically if the Fund's investment advisory agreement with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund’s Class I shares remain the same, except that the contractual agreement to limit expenses remains in effect only until April 1, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Shares RAM Small/Mid Cap Fund	108	728	1,374	3,109

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in a diversified portfolio of common stocks of small and mid-cap companies. Riazzi Asset Management, LLC (the “Adviser”) defines small and mid-cap companies as companies with market capitalizations between  $100 million and  $8 billion at the time of purchase. The Adviser seeks to identify industries and business models that it believes to be priced at a discount to their true value because they are currently out of favor with the market or they are misunderstood or underestimated by Wall Street. The Adviser generally seeks to purchase small and mid-cap securities believed to have favorable valuation characteristics and opportunities for increased growth.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Stock Market Risk

The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, and fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. At times, the stock markets can be volatile and stock prices can change drastically.

Mid-Cap Company Risk

Investing in mid-cap companies involves greater risk than is customarily associated with larger, more established companies. Mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than larger companies. Due to these and other factors, stocks of mid-cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile than larger capitalization companies.

Small-Cap Company Risk

The risks described above with respect to investing in mid-cap companies are more pronounced for securities of companies with smaller market capitalizations. Investing in small-cap companies involves greater risk than is customarily associated with mid-cap or larger, more established companies. Small-cap companies may have a shorter period of operations and may not be able to raise additional capital as effectively as medium and larger sized companies. Small-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than mid-cap or larger companies. Due to these and other factors, stocks of small-cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile.

Investment Style and Management Risk

The Adviser’s method of security selection may not be successful and the fund may underperform relative to other mutual funds that employ similar investment strategies. The Fund’s value style may go out of favor with investors, negatively impacting the fund’s performance. In addition, the Adviser may select investments that fail to appreciate as anticipated.

PERFORMANCE SUMMARY

The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing the performance of the Fund’s Class I shares for each full calendar year over the life of the Fund and by showing how the average annual total returns of Class I shares compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The impact of taxes is not reflected in the bar chart; if reflected, returns would be less than those shown. Updated performance information, current through the most recent month end, is available by calling 1-888-884-8099.

During the period shown in the bar chart, the highest return for a quarter was 10.37% during the quarter ended December 31, 2010 and the lowest return for a quarter was -10.91% during the quarter ended June 30, 2010 .

Average Annual Total Returns for Periods Ended December 31, 2010

The table that follows shows how the average annual total returns of the Fund’s Class I shares compare with those of the Russell 2500 Value Index. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns RAM Small/Mid Cap Fund	1 Year	Since Inception	Inception Date
Class I Shares	9.22%	25.84%	Apr 1, 2009
Class I Shares - Return After Taxes on Distributions	7.29%	24.26%	Apr 1, 2009
Class I Shares - Return After Taxes on Distributions and Sale of Fund Shares	6.95%	21.63%	Apr 1, 2009
Class I Shares - Russell 2500 Value Index	24.82%	43.06%	Apr 1, 2009

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2010
Registrant Name	dei_EntityRegistrantName	RAM Funds
CIK	dei_EntityCentralIndexKey	0001423046
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Mar 30, 2011
Effective Date	dei_DocumentEffectiveDate	Apr 1, 2011
Prospectus Date	rr_ProspectusDate	Apr 1, 2011
RAM Small/Mid Cap Fund - Class A | RAM Small/Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	RISK/RETURN SUMMARY
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The RAM Small/Mid Cap Fund (the “Fund”) seeks to achieve long-term capital appreciation;
Secondary objectives	rr_ObjectiveSecondaryTextBlock	current income is a secondary consideration.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold Class A shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the “Choosing a Share Class” section beginning on page 13 of this Prospectus and on page 25 of the Statement of Additional Information.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	49.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in Class A shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses of the Fund’s Class A shares remain the same, except that the contractual agreement to limit expenses remains in effect only until April 1, 2012 . Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in a diversified portfolio of common stocks of small and mid-cap companies. Riazzi Asset Management, LLC (the “Adviser”) defines small and mid-cap companies as companies with market capitalizations between  $100 million and  $8 billion at the time of purchase. The Adviser seeks to identify industries and business models that it believes to be priced at a discount to their true value because they are currently out of favor with the market or they are misunderstood or underestimated by Wall Street. The Adviser generally seeks to purchase small and mid-cap securities believed to have favorable valuation characteristics and opportunities for increased growth.

Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in a diversified portfolio of common stocks of small and mid-cap companies.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Stock Market Risk

The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, and fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. At times, the stock markets can be volatile and stock prices can change drastically.

Mid-Cap Company Risk

Investing in mid-cap companies involves greater risk than is customarily associated with larger, more established companies. Mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than larger companies. Due to these and other factors, stocks of mid-cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile than larger capitalization companies.

Small-Cap Company Risk

The risks described above with respect to investing in mid-cap companies are more pronounced for securities of companies with smaller market capitalizations. Investing in small-cap companies involves greater risk than is customarily associated with mid-cap or larger, more established companies. Small-cap companies may have a shorter period of operations and may not be able to raise additional capital as effectively as medium and larger sized companies. Small-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than mid-cap or larger companies. Due to these and other factors, stocks of small-cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile.

Investment Style and Management Risk

The Adviser’s method of security selection may not be successful and the fund may underperform relative to other mutual funds that employ similar investment strategies. The Fund’s value style may go out of favor with investors, negatively impacting the fund’s performance. In addition, the Adviser may select investments that fail to appreciate as anticipated.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follow provide some indication of the risks and volatility of investing in the Fund by showing the performance of the Fund’s Class A shares for each full calendar year over the life of the Fund and by showing how the average annual total returns of Class A shares compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The impact of sales charges and taxes is not reflected in the bar chart; if reflected, returns would be less than those shown. Updated performance information, current through the most recent month end, is available by calling 1-888-884-8099.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks and volatility of investing in the Fund by showing the performance of the Fund's Class A shares for each full calendar year over the life of the Fund and by showing how the average annual total returns of Class A shares compare with those of a broad measure of market performance.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-884-8099
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The impact of sales charges and taxes is not reflected in the bar chart; if reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 17.64% during the quarter ended September 30, 2009 and the lowest return for a quarter was -10.95% during the quarter ended June 30, 2010 .

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.95%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how the average annual total returns of the Fund’s Class A shares compare with those of the Russell 2500 Value Index. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

RAM Small/Mid Cap Fund - Class C | RAM Small/Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	RISK/RETURN SUMMARY
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The RAM Small/Mid Cap Fund (the “Fund”) seeks to achieve long-term capital appreciation;
Secondary objectives	rr_ObjectiveSecondaryTextBlock	current income is a secondary consideration.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class C shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	49.00%
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in Class C shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class C shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses of the Fund’s Class C shares remain the same, except that the contractual agreement to limit expenses remains in effect only until April 1, 2012 . Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in a diversified portfolio of common stocks of small and mid-cap companies. Riazzi Asset Management, LLC (the “Adviser”) defines small and mid-cap companies as companies with market capitalizations between  $100 million and  $8 billion at the time of purchase. The Adviser seeks to identify industries and business models that it believes to be priced at a discount to their true value because they are currently out of favor with the market or they are misunderstood or underestimated by Wall Street. The Adviser generally seeks to purchase small and mid-cap securities believed to have favorable valuation characteristics and opportunities for increased growth.

Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in a diversified portfolio of common stocks of small and mid-cap companies.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Stock Market Risk

The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, and fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. At times, the stock markets can be volatile and stock prices can change drastically.

Mid-Cap Company Risk

Investing in mid-cap companies involves greater risk than is customarily associated with larger, more established companies. Mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than larger companies. Due to these and other factors, stocks of mid-cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile than larger capitalization companies.

Small-Cap Company Risk

The risks described above with respect to investing in mid-cap companies are more pronounced for securities of companies with smaller market capitalizations. Investing in small-cap companies involves greater risk than is customarily associated with mid-cap or larger, more established companies. Small-cap companies may have a shorter period of operations and may not be able to raise additional capital as effectively as medium and larger sized companies. Small-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than mid-cap or larger companies. Due to these and other factors, stocks of small-cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile.

Investment Style and Management Risk

The Adviser’s method of security selection may not be successful and the fund may underperform relative to other mutual funds that employ similar investment strategies. The Fund’s value style may go out of favor with investors, negatively impacting the fund’s performance. In addition, the Adviser may select investments that fail to appreciate as anticipated.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follow provide some indication of the risks and volatility of investing in the Fund by showing the performance of the Fund’s Class A shares for each full calendar year over the life of the Fund and by showing how the average annual total returns of Class A shares compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The impact of sales charges and taxes is not reflected in the bar chart; if reflected, returns would be less than those shown. Updated performance information, current through the most recent month end, is available by calling 1-888-884-8099.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks and volatility of investing in the Fund by showing the performance of the Fund's Class A shares for each full calendar year over the life of the Fund and by showing how the average annual total returns of Class A shares compare with those of a broad measure of market performance.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	Class C shares of the Fund have not commenced operations as of the date of this Prospectus and therefore have no performance history to report.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-884-8099
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Class A Performance*
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The impact of sales charges and taxes is not reflected in the bar chart; if reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 17.64% during the quarter ended September 30, 2009 and the lowest return for a quarter was -10.95% during the quarter ended June 30, 2010 .

*	Class C shares of the Fund have not commenced operations as of the date of this Prospectus and therefore have no performance history to report. The returns above are for Class A shares, which are not offered in this Prospectus, but would have substantially similar returns because Class C shares are invested in the same portfolio of securities. The annual returns of Class C shares would differ from the performance of Class A shares only to the extent that the Classes do not have the same expenses or inception dates.

Bar Chart, Returns for Class Not Offered in Prospectus	rr_BarChartReturnsForClassNotOfferedInProspectus	Class C shares of the Fund have not commenced operations as of the date of this Prospectus and therefore have no performance history to report. The returns above are for Class A shares, which are not offered in this Prospectus, but would have substantially similar returns because Class C shares are invested in the same portfolio of securities. The annual returns of Class C shares would differ from the performance of Class A shares only to the extent that the Classes do not have the same expenses or inception dates.
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how the average annual total returns of the Fund’s Class A shares compare with those of the Russell 2500 Value Index. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

RAM Small/Mid Cap Fund - Class I | RAM Small/Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	RISK/RETURN SUMMARY
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The RAM Small/Mid Cap Fund (the “Fund”) seeks to achieve long-term capital appreciation;
Secondary objectives	rr_ObjectiveSecondaryTextBlock	current income is a secondary consideration.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	49.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund’s Class I shares remain the same, except that the contractual agreement to limit expenses remains in effect only until April 1, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in a diversified portfolio of common stocks of small and mid-cap companies. Riazzi Asset Management, LLC (the “Adviser”) defines small and mid-cap companies as companies with market capitalizations between  $100 million and  $8 billion at the time of purchase. The Adviser seeks to identify industries and business models that it believes to be priced at a discount to their true value because they are currently out of favor with the market or they are misunderstood or underestimated by Wall Street. The Adviser generally seeks to purchase small and mid-cap securities believed to have favorable valuation characteristics and opportunities for increased growth.

Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in a diversified portfolio of common stocks of small and mid-cap companies.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Stock Market Risk

The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, and fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. At times, the stock markets can be volatile and stock prices can change drastically.

Mid-Cap Company Risk

Investing in mid-cap companies involves greater risk than is customarily associated with larger, more established companies. Mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than larger companies. Due to these and other factors, stocks of mid-cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile than larger capitalization companies.

Small-Cap Company Risk

The risks described above with respect to investing in mid-cap companies are more pronounced for securities of companies with smaller market capitalizations. Investing in small-cap companies involves greater risk than is customarily associated with mid-cap or larger, more established companies. Small-cap companies may have a shorter period of operations and may not be able to raise additional capital as effectively as medium and larger sized companies. Small-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than mid-cap or larger companies. Due to these and other factors, stocks of small-cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile.

Investment Style and Management Risk

The Adviser’s method of security selection may not be successful and the fund may underperform relative to other mutual funds that employ similar investment strategies. The Fund’s value style may go out of favor with investors, negatively impacting the fund’s performance. In addition, the Adviser may select investments that fail to appreciate as anticipated.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing the performance of the Fund’s Class I shares for each full calendar year over the life of the Fund and by showing how the average annual total returns of Class I shares compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The impact of taxes is not reflected in the bar chart; if reflected, returns would be less than those shown. Updated performance information, current through the most recent month end, is available by calling 1-888-884-8099.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing the performance of the Fund's Class I shares for each full calendar year over the life of the Fund and by showing how the average annual total returns of Class I shares compare with those of a broad measure of market performance.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-884-8099
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 10.37% during the quarter ended December 31, 2010 and the lowest return for a quarter was -10.91% during the quarter ended June 30, 2010 .

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.91%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table that follows shows how the average annual total returns of the Fund’s Class I shares compare with those of the Russell 2500 Value Index. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

RAM Small/Mid Cap Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMBOX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.00%
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.81%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.92%
Less: Fee Reductions and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.61%)	[1]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.31%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	528
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,317
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	2,123
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	4,215
2009	rr_AnnualReturn2009	28.08%
2010	rr_AnnualReturn2010	9.01%
1 Year	rr_AverageAnnualReturnYear01	4.69%
Since Inception	rr_AverageAnnualReturnSinceInception	19.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 22, 2008
RAM Small/Mid Cap Fund | Class A Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.82%
Since Inception	rr_AverageAnnualReturnSinceInception	17.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 22, 2008
RAM Small/Mid Cap Fund | Class A Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.98%
Since Inception	rr_AverageAnnualReturnSinceInception	15.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 22, 2008
RAM Small/Mid Cap Fund | Class A Shares | - Russell 2500 Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.82%
Since Inception	rr_AverageAnnualReturnSinceInception	29.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 22, 2008
RAM Small/Mid Cap Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.81%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.67%
Less: Fee Reductions and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.61%)	[3]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.06%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	209
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,174
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	2,145
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	4,600
RAM Small/Mid Cap Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMBKX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.92%
Less: Fee Reductions and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.86%)	[4]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.06%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	108
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	728
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,374
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	3,109
2010	rr_AnnualReturn2010	9.22%
1 Year	rr_AverageAnnualReturnYear01	9.22%
Since Inception	rr_AverageAnnualReturnSinceInception	25.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009
RAM Small/Mid Cap Fund | Class I Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.29%
Since Inception	rr_AverageAnnualReturnSinceInception	24.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009
RAM Small/Mid Cap Fund | Class I Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.95%
Since Inception	rr_AverageAnnualReturnSinceInception	21.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009
RAM Small/Mid Cap Fund | Class I Shares | - Russell 2500 Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.82%
Since Inception	rr_AverageAnnualReturnSinceInception	43.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009

[1]	Riazzi Asset Management, LLC has contractually agreed, until April 1, 2012 , to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) of the Fund's Class A shares to an amount not exceeding 1.30% of the average daily net assets allocable to such shares. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) to exceed the foregoing expense limitation. This agreement will terminate automatically if the Fund's investment advisory agreement with the Adviser is terminated.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	Riazzi Asset Management, LLC has contractually agreed, until April 1, 2012, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) of the Fund's Class C shares to an amount not exceeding 2.05% of the average daily net assets allocable to such shares. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) to exceed the foregoing expense limitation. This agreement will terminate automatically if the Fund's investment advisory agreement with the Adviser is terminated.
[4]	Riazzi Asset Management, LLC has contractually agreed, until April 1, 2012, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) of the Fund's Class I shares to an amount not exceeding 1.05% of the average daily net assets allocable to such shares. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) to exceed the foregoing expense limitation. This agreement will terminate automatically if the Fund's investment advisory agreement with the Adviser is terminated.